Creditors: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Summary of creditors noncurrent

	2021 £	2020 £
Bank loans and overdrafts	—	8,750,000
Deferred consideration payable on acquisition	—	180,531
Obligations under finance leases and hire purchase contracts	—	127,174

	—	9,057,705